Earnings Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (85,337)	$ (221,885)
Allocated to participating securities	(2,199)	(1,301)
Net loss available to common unitholders, basic	$ (87,536)	$ (223,186)
Earnings per share reconciliation
Basic loss per unit (in usd per unit)	$ (0.27)	$ (0.96)
Diluted loss per unit (in usd per unit)	$ (0.27)	$ (0.96)
Weighted average units outstanding
Basic weighted average units outstanding	328,329,000	233,176,000
Dilutive effect of unit equivalents	0	0
Diluted weighted average units outstanding	328,329,000	233,176,000
Unit options and warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)	6,000,000	5,000,000